Investment in Films and Television Programs, Net - Schedule of Investment in Films and Television Programs (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Investment in Films and Television Programs [Abstract]
Beginning balance	$ 800,033	$ 531,468
Addition investments	258,882	569,647
Amortization	(483,700)	(226,014)
Impairments		(46,453)
Foreign currency translation adjustments	1,741	(28,615)
Ending balance	$ 576,956	$ 800,033	$ 531,468